Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Overfunded pension plans
Costs recognized in the income statement
Service cost	$ 5	$ 7	$ 10
Interest on expense on liabilities	282	360	362
Interest income on plan assets	(406)	(513)	(512)
Interest expense on effect of (asset ceiling)/ onerous liability	124	152	156
Total of cost, net	5	6	16
Underfunded pension plans
Costs recognized in the income statement
Service cost	101	86	76
Interest on expense on liabilities	158	183	175
Interest income on plan assets	(127)	(151)	(151)
Total of cost, net	132	118	100
Other benefits
Costs recognized in the income statement
Service cost	36	30	(16)
Interest on expense on liabilities	59	67	66
Total of cost, net	$ 95	$ 97	$ 50